UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Paper & Forest Products — 0.0%
NewPage Corp. (a)(b)		1,720	$146,200

Asset-Backed Securities		Par (000)

Asset-Backed Securities — 6.7%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (c)	USD	655	696,795
ACAS CLO Ltd., Series 2013-1A, Class C, 2.99%, 4/20/25 (c)(d)		500	482,500
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	415,158
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (c)(d)		600	596,400
Atrium CDO Corp., Series 9A, Class D, 3.76%, 2/28/24 (c)(d)		750	717,375
Babson CLO, Ltd., Series 2012-1X, Class B, 2.74%, 4/15/22 (d)		500	490,000
Brookside Mill CLO, Ltd., Series 2013-1A, Class C1, 2.94%, 4/17/25 (c)(d)		500	485,550
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,547
Class C, 2.20%, 10/16/17		125	127,838
Class D, 3.09%, 8/15/18		155	158,838
Cavalry CLO II, Series 2A (c)(d):
Class C, 3.09%, 1/17/24		1,035	1,006,538
Class D, 4.24%, 1/17/24		770	754,600
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,081,968
CIFC Funding Ltd., Series 2012-1A, Class B1L, 5.49%, 8/14/24 (c)(d)		750	751,875
CIFC Funding, Ltd., Series 2013-IA (c)(d):
Class B, 3.06%, 4/16/25		500	483,300
Class C, 3.85%, 4/16/25		500	471,100
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.32%, 1/25/37 (d)		972	852,558
DT Auto Owner Trust, Series 2011-3A, Class C, 4.03%, 2/15/17 (c)		153	153,471
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (c)(d)		500	482,250

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.07%, 1/15/16 (d)	USD	180	$180,123
Series 2012-1, Class C, 1.67%, 1/15/16 (d)		475	475,623
Series 2012-1, Class D, 2.27%, 1/15/16 (d)		445	445,696
Series 2012-2, Class B, 2.32%, 1/15/19		245	250,793
Series 2012-2, Class C, 2.86%, 1/15/19		105	108,404
Series 2012-2, Class D, 3.50%, 1/15/19		200	208,831
Galaxy XV CLO, Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (c)(d)		500	486,250
ING IM CLO Ltd., Series 2012-2A, Class C, 3.69%, 10/15/22 (c)(d)		750	754,125
Nelnet Student Loan Trust (d):
Series 2006-1, Class A5, 0.35%, 8/23/27		525	511,080
Series 2008-3, Class A4, 1.89%, 11/25/24		615	642,335
OZLM Funding III, Ltd., Series 2013-3A, Class B, 3.34%, 1/22/25 (c)(d)		750	743,175
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (c)(d)		480	480,485
Santander Consumer Acquired Receivables Trust (c):
Series 2011-S1A, Class B, 1.66%, 8/15/16		386	386,274
Series 2011-S1A, Class C, 2.01%, 8/15/16		243	242,969
Series 2011-S1A, Class D, 3.15%, 8/15/16		256	256,396
Series 2011-WO, Class C, 3.19%, 10/15/15		580	584,682
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		29	28,886
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,027,572
Series 2010-B, Class C, 3.02%, 10/17/16 (c)		436	439,520
Series 2011-1, Class D, 4.01%, 2/15/17		940	980,062
Series 2011-S1A, Class B, 1.48%, 5/15/17 (c)		112	112,149

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities			Par (000)	Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S2A, Class C, 2.86%, 6/15/17 (c)	USD		299	$299,895
Series 2012-1, Class B, 2.72%, 5/16/16			240	243,080
Series 2012-1, Class C, 3.78%, 11/15/17			325	336,915
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21 (d)			139	136,791
Series 2008-5, Class A3, 1.54%, 1/25/18 (d)			515	519,762
Series 2008-5, Class A4, 1.94%, 7/25/23 (d)			615	642,641
Series 2012-A, Class A1, 1.57%, 8/15/25 (c)(d)			243	244,952
Series 2012-A, Class A2, 3.83%, 1/17/45 (c)			345	361,973
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32			1,105	1,099,822
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (c)(d)			750	722,813
United States Small Business Administration, Series 2004-P10B, Class 1, 4.75%, 8/10/14			72	73,355
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22			1,180	1,246,774
				25,696,864

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)			2,923	210,995
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (c)			5,200	349,380
				560,375

Total Asset-Backed Securities — 6.8%				26,257,239

Corporate Bonds

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21			230	250,700
United Technologies Corp. (e):
4.88%, 5/01/15			1,125	1,194,500
6.13%, 7/15/38			700	837,397
				2,282,597

Corporate Bonds			Par (000)	Value
Airlines — 1.8%
American Airlines Pass-Through Trust:
Series 2013-2, Class B, 5.60%, 7/15/20 (c)		USD	520	$521,950
Series 2013-2, Class A, 4.95%, 1/15/23 (c)			2,000	2,095,000
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20			521	532,870
Series 2012-3, Class C, 6.13%, 4/29/18			500	517,500
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27			2,000	2,030,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15			1,308	1,372,944
				7,070,264

Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18			1,450	1,513,438

Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43			1,995	1,783,658
General Motors Co., 6.25%, 10/02/43 (c)			1,253	1,271,795
				3,055,453

Building Materials — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20			255	268,388

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (c)			200	196,000
Texas Industries, Inc., 9.25%, 8/15/20			324	355,590
				551,590

Capital Markets — 3.7%
CDP Financial, Inc., 5.60%, 11/25/39 (c)(e)			2,935	3,332,643
The Goldman Sachs Group, Inc. (e):
5.38%, 3/15/20			1,220	1,367,554
5.25%, 7/27/21			3,165	3,482,168
5.75%, 1/24/22			1,800	2,031,440
KCG Holdings, Inc., 8.25%, 6/15/18 (c)			185	190,319
Morgan Stanley:
4.20%, 11/20/14			490	506,615
4.00%, 7/24/15			410	429,608
6.25%, 8/28/17 (e)			1,930	2,233,043
Murray Street Investment Trust I, 4.65%, 3/09/17			825	896,486
				14,469,876

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals — 1.4%
Axiall Corp., 4.88%, 5/15/23 (c)	USD	152	$142,880
The Dow Chemical Co., 4.13%, 11/15/21		350	360,106
Huntsman International LLC, 4.88%, 11/15/20		298	293,530
Methanex Corp., 3.25%, 12/15/19		2,074	2,091,283
Nufarm Australia Ltd., 6.38%, 10/15/19 (c)		245	253,575
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)		161	161,604
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,849,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (c)		151	160,060
			5,312,538

Commercial Banks — 3.1%
CIT Group, Inc.:
5.50%, 2/15/19 (c)		398	428,845
5.38%, 5/15/20		1,650	1,761,375
Depfa ACS Bank, 5.13%, 3/16/37 (c)		3,775	3,180,437
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (c)		1,400	1,417,500
HSBC Bank PLC, 3.10%, 5/24/16 (c)(e)		700	736,864
HSBC Holdings PLC, 6.10%, 1/14/42 (e)		305	365,169
Rabobank Nederland (e):
3.88%, 2/08/22		1,390	1,402,973
3.95%, 11/09/22		1,500	1,452,615
Wells Fargo & Co., 3.50%, 3/08/22 (e)		1,390	1,405,802
			12,151,580

Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (c)		246	260,145
The ADT Corp., 4.88%, 7/15/42		539	409,247
Aviation Capital Group Corp. (c):
4.63%, 1/31/18		650	665,575
7.13%, 10/15/20		900	1,005,482
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,497,979
Mobile Mini, Inc., 7.88%, 12/01/20		320	352,800
United Rentals North America, Inc.:
5.75%, 7/15/18		194	208,307
7.38%, 5/15/20		385	430,237

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc. (concluded):
7.63%, 4/15/22	USD	452	$506,240
			5,336,012

Communications Equipment — 1.3%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (f)		4,330	4,384,125
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	584,325
			4,968,450

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	178,507
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		200	209,500
			388,007

Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		1,815	2,025,993
7.50%, 7/15/20		1,544	1,636,640
Lafarge SA, 7.13%, 7/15/36		135	140,569
			3,803,202

Consumer Finance — 1.1%
Discover Financial Services, 3.85%, 11/21/22		250	240,244
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,265	1,589,923
4.25%, 9/20/22		800	810,462
SLM Corp., 6.25%, 1/25/16		661	719,664
Western Union Co., 3.35%, 5/22/19		1,000	1,009,096
			4,369,389

Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		91	98,280
Sealed Air Corp. (c):
6.50%, 12/01/20		550	596,750
8.38%, 9/15/21		225	257,625
Smurfit Kappa Acquisitions (c):
4.88%, 9/15/18		410	423,325
7.75%, 11/15/19	EUR	410	607,972
			1,983,952

Diversified Consumer Services — 0.3%
APX Group, Inc., 6.38%, 12/01/19	USD	636	642,360

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (concluded)
Rent-A-Center, Inc., 4.75%, 5/01/21	USD	431	$404,063
			1,046,423

Diversified Financial Services — 9.7%
Aircastle Ltd., 6.25%, 12/01/19		708	764,640
Ally Financial, Inc.:
8.30%, 2/12/15		1,500	1,620,000
5.50%, 2/15/17		1,500	1,623,099
6.25%, 12/01/17		160	179,000
8.00%, 3/15/20		560	672,000
8.00%, 11/01/31		300	357,750
Bank of America Corp. (e):
5.63%, 7/01/20		1,100	1,258,348
3.30%, 1/11/23		4,990	4,721,563
Citigroup, Inc., Series D, 5.35% (d)(g)		1,050	926,625
FMR LLC, 4.95%, 2/01/33 (c)(e)		1,150	1,113,678
General Electric Capital Corp. (e):
6.15%, 8/07/37		2,150	2,499,943
6.88%, 1/10/39		135	170,913
General Motors Financial Co., Inc., 4.25%, 5/15/23 (c)		401	381,953
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	239,002
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		500	518,125
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (c)		626	618,175
JPMorgan Chase & Co.:
3.70%, 1/20/15 (e)		3,425	3,541,049
6.30%, 4/23/19 (e)		2,000	2,382,102
Series 1, 7.90% (d)(g)		3,500	3,867,500
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	924,362
Macquarie Bank Ltd., 10.25%, 6/20/57 (d)		900	1,012,500
Moody's Corp., 4.50%, 9/01/22		900	897,313
Northern Trust Corp., 3.95%, 10/30/25		4,000	3,943,472
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	214,000
7.88%, 8/15/19		560	621,600
5.75%, 10/15/20		1,000	1,025,000
6.88%, 2/15/21		680	734,400
WMG Acquisition Corp., 11.50%, 10/01/18		562	650,515
			37,478,627

Diversified Telecommunication Services — 3.0%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	407,000

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	698	$764,310
8.63%, 7/15/20		650	728,000
Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,299,306
Verizon Communications, Inc. (e):
3.50%, 11/01/21		500	495,185
6.40%, 2/15/38		3,483	3,868,241
6.55%, 9/15/43		3,376	3,842,080
Windstream Corp., 7.88%, 11/01/17		40	45,900
			11,450,022

Electric Utilities — 5.5%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	155,529
5.95%, 12/15/36		217	218,296
CMS Energy Corp., 5.05%, 3/15/22		915	1,000,251
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	364,397
6.00%, 1/15/38 (e)		825	970,474
4.25%, 12/15/41 (e)		375	353,196
E.ON International Finance BV, 6.65%, 4/30/38 (c)(e)		1,525	1,857,168
Electricite de France SA, 5.60%, 1/27/40 (c)(e)		1,400	1,470,785
Florida Power Corp. (e):
6.35%, 9/15/37		1,325	1,642,073
6.40%, 6/15/38		430	537,801
Hydro Quebec (e):
9.40%, 2/01/21		390	533,169
Series HY, 8.40%, 1/15/22		730	972,128
Series IO, 8.05%, 7/07/24		1,900	2,568,652
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	294,435
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,760,970
PacifiCorp, 6.25%, 10/15/37 (e)		575	698,053
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (e)		1,200	1,493,760
Southern California Edison Co. (e):
5.63%, 2/01/36		625	710,366
Series 08-A, 5.95%, 2/01/38		1,075	1,265,670
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)		2,000	2,353,690
			21,220,863

Energy Equipment & Services — 2.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		470	475,875

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Ensco PLC:
3.25%, 3/15/16	USD	160	$167,828
4.70%, 3/15/21 (e)		1,745	1,861,029
EOG Resources, Inc., 2.63%, 3/15/23 (e)		1,902	1,758,036
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	71,887
GrafTech International Ltd., 6.38%, 11/15/20		580	587,250
Noble Holding International Ltd., 5.25%, 3/15/42		350	332,585
Peabody Energy Corp.:
6.00%, 11/15/18		1,251	1,329,187
6.25%, 11/15/21		1,239	1,266,877
Seadrill Ltd., 5.63%, 9/15/17 (c)		1,590	1,633,725
Transocean, Inc.:
5.05%, 12/15/16		850	937,945
6.50%, 11/15/20		350	396,464
			10,818,688

Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	291,206

Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)		593	603,579
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,784,553
5.00%, 6/04/42		997	974,481
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (c)		224	213,920
Sun Merger Sub, Inc. (c):
5.25%, 8/01/18		329	343,805
5.88%, 8/01/21		169	174,915
			4,095,253

Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		380	408,025

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,370,987
Teleflex, Inc., 6.88%, 6/01/19		385	404,250
			1,775,237

Health Care Providers & Services — 4.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		175	188,125
6.00%, 10/15/21 (c)		204	209,100

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	USD	400	$416,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	494	708,797
HCA, Inc.:
6.50%, 2/15/20	USD	2,118	2,337,743
7.25%, 9/15/20		350	382,375
4.75%, 5/01/23		1,161	1,097,145
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (c)(h)		278	279,390
Symbion, Inc., 8.00%, 6/15/16		455	482,869
Tenet Healthcare Corp.:
6.25%, 11/01/18		859	940,605
6.00%, 10/01/20 (c)		622	649,990
4.50%, 4/01/21		383	365,765
4.38%, 10/01/21 (c)		1,765	1,659,100
8.13%, 4/01/22		1,382	1,499,470
UnitedHealth Group, Inc., 2.88%, 3/15/22 (e)		2,000	1,918,990
WellPoint, Inc., 4.65%, 1/15/43 (e)		4,005	3,675,072
			16,810,536

Hotels, Restaurants & Leisure — 2.2%
MCE Finance Ltd., 5.00%, 2/15/21 (c)		935	904,612
Playa Resorts Holding BV, 8.00%, 8/15/20 (c)		150	157,500
PNK Finance Corp., 6.38%, 8/01/21 (c)		524	541,030
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		865	847,700
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	400	682,337
Series A4, 5.66%, 6/30/27		647	1,037,640
Series M, 7.40%, 3/28/24		1,500	2,380,816
Series N, 6.46%, 3/30/32		1,195	1,534,972
Wynn Macau Ltd., 5.25%, 10/15/21 (c)	USD	416	420,160
			8,506,767

Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18		580	623,500
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,541,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		372	358,980
			3,523,480

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Products — 0.1%
Spectrum Brands Escrow Corp. (c):
6.38%, 11/15/20	USD	200	$213,000
6.63%, 11/15/22		275	292,875
			505,875

Independent Power Producers & Energy Traders — 0.4%
Calpine Corp. (c):
7.50%, 2/15/21		48	52,320
6.00%, 1/15/22		137	140,767
5.88%, 1/15/24		194	193,030
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20 (c)		890	943,400
GenOn REMA LLC, Series C, 9.68%, 7/02/26		415	427,450
			1,756,967

Industrial Conglomerates — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		217	221,340
Smiths Group PLC, 3.63%, 10/12/22 (c)		180	168,707
			390,047

Insurance — 5.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)		613	642,118
The Allstate Corp., 5.75%, 8/15/53 (d)		1,000	1,015,000
American International Group, Inc.:
3.80%, 3/22/17 (e)		5,580	5,980,917
5.45%, 5/18/17 (e)		800	901,198
8.18%, 5/15/68 (d)		970	1,164,485
AXA SA, 5.25%, 4/16/40 (d)	EUR	250	368,069
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	USD	1,025	1,024,344
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	402,305
5.13%, 4/15/22		930	1,026,594
Hartford Life Global Funding Trusts, 0.43%, 6/16/14 (d)		425	424,893
Liberty Mutual Group, Inc. (c):
6.50%, 5/01/42		1,000	1,117,632
7.00%, 3/07/67 (d)		975	1,014,000
Lincoln National Corp.:
6.25%, 2/15/20		630	733,323
6.05%, 4/20/67 (d)		675	671,625
Manulife Financial Corp., 3.40%, 9/17/15 (e)		1,630	1,702,962

Corporate Bonds		Par (000)	Value
Insurance (concluded)
MetLife Global Funding I, 5.13%, 6/10/14 (c)(e)	USD	775	$794,125
Montpelier Re Holdings, Ltd., 4.70%, 10/15/22		450	449,947
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		340	351,050
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	200	318,768
Prudential Financial, Inc. (e):
7.38%, 6/15/19	USD	250	310,869
5.38%, 6/21/20		250	284,243
4.50%, 11/15/20		450	489,658
5.90%, 3/17/36		500	554,845
5.70%, 12/14/36		675	736,058
			22,479,028

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		86	85,785
VeriSign, Inc., 4.63%, 5/01/23		345	330,338
			416,123

IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		440	508,200
First Data Corp. (c):
7.38%, 6/15/19		775	829,250
6.75%, 11/01/20		680	712,300
SunGard Data Systems, Inc., 7.38%, 11/15/18		1,080	1,143,450
			3,193,200

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	233,278

Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (c)		446	462,725

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (c)(e)		1,050	1,107,750

Media — 5.8%
AMC Networks, Inc.:
7.75%, 7/15/21		320	360,000
4.75%, 12/15/22		343	327,565
Cinemark USA, Inc., 5.13%, 12/15/22		175	168,656
Clear Channel Communications, Inc., 9.00%, 12/15/19		305	311,100
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,495	2,578,955

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Comcast Cable Communications Holdings, Inc., 9.46%,11/15/22 (e)	USD	600	$839,099
Comcast Corp., 6.45%,3/15/37 (e)		790	913,874
Cox Communications, Inc., 8.38%, 3/01/39 (c)		1,740	2,126,224
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		260	263,784
5.15%, 3/15/42		2,100	1,852,498
Gray Television, Inc., 7.50%, 10/01/20 (c)		332	349,430
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		109	117,720
Lynx I Corp., 5.38%, 4/15/21 (c)		395	401,912
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		292	301,490
NBCUniversal Media LLC (e):
5.15%, 4/30/20		1,983	2,240,717
4.38%, 4/01/21		1,015	1,089,484
The New York Times Co., 6.63%, 12/15/16		1,070	1,187,700
News America, Inc., 7.63%, 11/30/28		385	488,307
Omnicom Group, Inc., 3.63%, 5/01/22 (e)		2,355	2,292,256
Sirius XM Holdings, Inc. (c):
4.25%, 5/15/20		559	533,845
4.63%, 5/15/23		275	245,437
TCI Communications, Inc., 7.88%, 2/15/26		610	801,512
Time Warner, Inc.:
4.70%, 1/15/21		350	376,443
6.10%, 7/15/40		215	230,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		255	248,625
Univision Communications, Inc., 5.13%, 5/15/23 (c)		1,153	1,153,000
Virgin Media Secured Finance PLC, 6.50%, 1/15/18		525	544,031
			22,344,614

Metals & Mining — 4.0%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,484,294
ArcelorMittal:
9.50%, 2/15/15		410	446,900
4.25%, 2/25/15		174	178,785
4.25%, 8/05/15		173	179,055
5.00%, 2/25/17		213	226,046
6.13%, 6/01/18		313	339,996
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Commercial Metals Co., 4.88%, 5/15/23	USD	534	$497,955
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (c)		1,565	1,421,726
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	503,526
5.45%, 3/15/43		450	422,361
New Gold, Inc., 6.25%, 11/15/22 (c)		440	432,300
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 (c)		475	401,045
Novelis, Inc., 8.75%, 12/15/20		4,120	4,614,400
Teck Resources, Ltd., 5.38%, 10/01/15		2,359	2,539,855
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(h)		602	618,555
Xstrata Canada Corp., 6.20%, 6/15/35		1,250	1,223,529
			15,530,328

Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,830,616
Dufry Finance SCA, 5.50%, 10/15/20 (c)		1,260	1,297,800
			3,128,416

Oil, Gas & Consumable Fuels — 10.7%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	429,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,157,803
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		153	154,530
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (c)		159	166,553
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	104,693
BP Capital Markets PLC, 3.13%, 10/01/15 (e)		330	345,417
Burlington Resources Finance Co., 7.40%, 12/01/31 (e)		875	1,155,659
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	438,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	893,732
Chesapeake Energy Corp., 5.75%, 3/15/23		615	636,525
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (e)		535	624,573

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.:
5.00%, 9/15/22	USD	2,000	$2,060,000
4.50%, 4/15/23		113	111,870
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (c)		110	112,475
Denbury Resources, Inc., 4.63%, 7/15/23		623	562,258
El Paso Natural Gas Co., 8.38%, 6/15/32		275	358,046
Energy Transfer Partners LP, 7.50%, 7/01/38		500	586,224
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	507,325
Enterprise Products Operating LLC, 6.13%, 10/15/39		700	771,065
KeySpan Gas East Corp., 5.82%, 4/01/41 (c)(e)		505	573,443
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39 (e)		3,000	3,346,932
6.55%, 9/15/40		110	121,744
6.38%, 3/01/41		150	163,859
Kinder Morgan, Inc., 5.63%, 11/15/23 (c)		260	255,790
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	121,825
5.50%, 2/01/22 (c)		106	106,000
Linn Energy LLC/Linn Energy Finance Corp., 7.00%, 11/01/19		237	235,815
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,126,248
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		73	78,293
4.50%, 7/15/23		25	23,688
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	217,830
MidAmerican Energy Co., 5.80%, 10/15/36		700	800,517
MidAmerican Energy Holdings Co. (e):
5.95%, 5/15/37		800	879,343
6.50%, 9/15/37		1,900	2,231,198
Nexen, Inc., 7.50%, 7/30/39		1,000	1,274,440
Oasis Petroleum, Inc., 6.88%, 3/15/22 (c)		276	296,700
Offshore Group Investment Ltd., 7.13%, 4/01/23		232	238,960
Pacific Drilling SA, 5.38%, 6/01/20 (c)		368	371,680

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	USD	47	$49,350
PDC Energy, Inc., 7.75%, 10/15/22		260	281,450
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,385,017
5.75%, 1/20/20		1,725	1,793,289
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	353,960
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,947,500
Range Resources Corp.:
5.75%, 6/01/21		107	114,089
5.00%, 8/15/22		88	86,460
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		249	227,835
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		118	123,310
Rosetta Resources, Inc., 5.63%, 5/01/21		239	239,896
Sabine Pass Liquefaction LLC (c):
5.63%, 2/01/21		1,787	1,764,662
6.25%, 3/15/22		398	397,005
5.63%, 4/15/23		468	443,430
Sabine Pass LNG LP:
7.50%, 11/30/16		1,475	1,666,750
6.50%, 11/01/20		475	491,625
SandRidge Energy, Inc.:
8.75%, 1/15/20		35	37,800
7.50%, 2/15/23		382	389,640
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		386	403,370
Western Gas Partners LP, 5.38%, 6/01/21		710	763,357
Whiting Petroleum Corp., 5.00%, 3/15/19		821	839,473
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,757,827
			41,197,148

Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		75	92,624
4.75%, 2/15/22		420	443,870
6.00%, 11/15/41		435	469,367
NewPage Corp., 11.38%, 12/31/14 (a)(b)		397	—
			1,005,861

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (c)	EUR	200	$304,032
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)	USD	520	583,700
Valeant Pharmaceuticals International (c):
6.75%, 8/15/18		1,321	1,454,751
6.38%, 10/15/20		575	605,906
5.63%, 12/01/21 (h)		376	377,880
			3,326,269

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	240,825
Simon Property Group LP, 4.75%, 3/15/42		835	814,378
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	291,577
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,246,158
			2,592,938

Real Estate Management & Development — 0.6%
Lennar Corp., 4.75%, 11/15/22		440	408,100
Realogy Corp. (c)(e):
7.88%, 2/15/19		374	408,595
7.63%, 1/15/20		520	581,100
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (c)		476	477,190
WEA Finance LLC, 4.63%, 5/10/21 (c)		305	321,743
			2,196,728

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,035,787
The Hertz Corp.:
4.25%, 4/01/18		236	238,360
5.88%, 10/15/20		230	238,625
7.38%, 1/15/21		620	680,450
6.25%, 10/15/22		385	400,400
			2,593,622

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (c)		470	489,388

Software — 0.8%
Activision Blizzard, Inc. (c):
5.63%, 9/15/21		538	558,848
6.13%, 9/15/23		188	196,930

Corporate Bonds		Par (000)	Value
Software (concluded)
IAC/InterActiveCorp, 4.75%, 12/15/22	USD	598	$553,150
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		1,085	1,022,612
Oracle Corp., 5.38%, 7/15/40 (e)		775	832,742
			3,164,282

Specialty Retail — 0.7%
The Home Depot, Inc., 5.88%, 12/16/36 (e)		830	949,483
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (c)(i)		244	249,797
QVC, Inc. (c):
7.50%, 10/01/19		395	424,807
7.38%, 10/15/20		975	1,055,007
			2,679,094

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		490	460,600
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (c)		402	404,010
The William Carter Co., 5.25%, 8/15/21 (c)		328	333,740
			1,198,350

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,445,500

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	395,295
10.20%, 2/06/39		447	696,336
5.38%, 1/31/44		2,015	2,003,327
Lorillard Tobacco Co., 7.00%, 8/04/41		500	542,592
Reynolds American, Inc., 4.75%, 11/01/42		1,050	925,305
			4,562,855

Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16		795	817,175
Crown Castle International Corp., 5.25%, 1/15/23		465	459,187
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		1,560	1,754,679
Digicel Group Ltd., 8.25%, 9/30/20 (c)		460	480,700
Digicel Ltd., 6.00%, 4/15/21 (c)		750	723,750
Rogers Communications, Inc., 7.50%, 8/15/38 (e)		1,150	1,458,168

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
SBA Tower Trust, 5.10%, 4/15/42 (c)	USD	360	$388,810
Sprint Communications, Inc. (c):
9.00%, 11/15/18		530	641,300
7.00%, 3/01/20		888	987,900
Sprint Corp., 7.88%, 9/15/23 (c)		1,161	1,271,295
			8,982,964

Total Corporate Bonds — 86.1%			331,933,213

Foreign Agency Obligations
Italy Government International Bond, 5.38%, 6/15/33		455	478,706
Slovenia Government Bond, Series RS65, 4.38%, 4/02/14	EUR	1,600	2,191,626
Slovenia Government International Bond, 5.85%, 5/10/23 (c)	USD	432	435,240
Total Foreign Agency Obligations — 0.8%			3,105,572

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14 (a)(b)		1,525	487,970
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,110,198
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,497,640
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		625	837,081
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57		1,000	1,026,090
New York City Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.38%, 6/15/43		385	406,564
Series EE, 5.50%, 6/15/43		465	494,816
Series GG, Build America Bonds, 5.72%, 6/15/42		700	814,443
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	614,097

Municipal Bonds		Par (000)	Value

New York State Dormitory Authority, RB, Build America Bonds (concluded):
5.60%, 3/15/40	USD	950	$1,050,634
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	447,555
State of California, GO:
Build America Bonds, 7.63%, 3/01/40		860	1,158,291
Various Purpose, 7.55%, 4/01/39		140	188,962
State of Illinois, GO, 5.10%, 6/01/33		1,000	917,950
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	505,645
Total Municipal Bonds — 3.0%			11,557,936

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.0%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		769	677,012
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,159	1,021,688
Series 2006-OA21, Class A1, 0.36%, 3/20/47 (d)		715	524,158
Series 2007-HY4, Class 4A1, 4.80%, 6/25/47 (d)		555	452,589
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (d)		290	219,739
Series 2007-10, Class A22, 6.00%, 7/25/37		432	382,709
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (c)(d)		1,068	1,061,814
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (d)		734	729,806
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		320	302,149
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		519	477,263
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.35%, 12/25/36 (d)		502	424,737

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37	USD	629	$540,047
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		193	169,262
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.90%, 5/25/36 (d)		561	461,707
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		34	31,779
			7,476,459

Commercial Mortgage-Backed Securities — 14.3%
Banc of America Merrill Lynch Commercial Mortgage Trust, Class A4:
Series 2007-1, 5.45%, 1/15/49		500	542,689
Series 2007-2, 5.79%, 4/10/49 (d)		750	837,881
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	842,303
Citigroup Commercial Mortgage Trust (d):
Series 2008-C7, Class A4, 6.34%, 12/10/49		1,370	1,566,224
Series 2013-GC15, Class B, 5.28%, 9/10/46		3,590	3,814,684
Series 2013-GC15, Class XA, 1.48%, 9/10/46		13,282	1,008,738
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,199,501
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM, 5.97%, 6/10/46 (d)		1,750	1,887,163
Series 2013-CR11, Class B, 5.33%, 10/10/46 (d)		3,495	3,674,601
Series 2013-CR11, Class C, 5.34%, 10/10/46 (c)(d)		3,260	3,285,177
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	663,286
Series 2013-LC6, Class D, 4.43%, 1/10/46 (c)(d)		835	722,009

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	705	$728,425
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.99%, 6/15/38 (d)		1,000	1,091,788
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,874,105
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (c)(d)		1,010	1,119,796
DBRR Trust, Series 2011-C32, Class A3A, 5.92%, 6/17/49 (c)(d)		365	401,318
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.02%, 7/10/38 (d)		1,145	1,258,078
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)		1,250	1,195,730
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (h)		2,950	2,964,747
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (c)		963	968,239
Series 2004-LN2, Class A2, 5.12%, 7/15/41		767	779,373
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (d)		330	356,092
LB-UBS Commercial Mortgage Trust (d):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,416,952
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,201	5,721,105
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,108	1,241,298
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (d)		4,000	4,394,952
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (c)		271	274,762
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (c)		886	888,511
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (d)	GBP	1,607	2,426,310

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	1,187	$1,194,880
Series 2007-C33, Class A4, 6.12%, 2/15/51 (d)		2,185	2,420,244
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		695	703,561
Series 2012-C8, Class C, 5.04%, 8/15/45 (d)		895	907,483
Series 2013-C11, Class D, 4.32%, 3/15/45 (c)(d)		800	687,740
			55,059,745

Interest Only Commercial Mortgage-Backed Securities — 1.2%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 2.05%, 8/15/45 (c)(d)		15,698	1,522,114
Morgan Stanley Capital I, Inc., Series 2012-C4, Class XA, 2.86%, 3/15/45 (c)(d)		9,443	1,186,553
WF-RBS Commercial Mortgage Trust, Class XA (c)(d):
Series 2012-C8, 2.40%, 8/15/45		6,013	719,325
Series 2012-C9, 2.42%, 11/15/45		10,714	1,346,076
			4,774,068

Total Non-Agency Mortgage-Backed Securities — 17.5%			67,310,272

US Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae(e):
2.69%, 10/09/19 (j)		7,055	6,034,388
5.63%, 7/15/37 (k)		775	950,682
Federal Home Loan Bank (e):
5.25%, 12/09/22		675	791,608
5.37%, 9/09/24		1,075	1,252,116
Resolution Funding Corp. (j):
1.54%, 7/15/18		525	489,001
1.50%, 10/15/18		525	488,075
			10,005,870

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		352	375,817

US Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15	USD	120	$120,063
			495,880

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (d):
Series K013, Class A2, 3.97%, 1/25/21		940	1,016,035
Series 2012-K706, Class C, 4.16%, 11/25/44 (c)		165	161,377
Series 2013-K24, Class B, 3.62%, 11/25/45 (c)		1,750	1,609,485
			2,786,897

Interest Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae Mortgage-Backed Securities:
Series 2012-47, Class NI, 4.50%, 4/25/42		5,258	1,033,932
Series 2012-96, Class DI, 4.00%, 2/25/27		7,130	878,289
Series 2012-M9, Class X1, 4.25%, 12/25/17 (d)		13,172	1,790,313
Freddie Mac Mortgage-Backed Securities:
Series 2611, Class QI, 5.50%, 9/15/32		1,037	109,972
Series K707, Class X1, 1.69%, 12/25/18 (d)		2,493	167,693
Series K710, Class X1, 1.91%, 5/25/19 (d)		8,604	706,666
Ginnie Mae Mortgage-Backed Securities (d):
Series 2009-116, Class KS, 6.30%, 12/16/39		3,204	475,062
Series 2009-78, Class SD, 6.03%, 9/20/32		5,586	865,469
Series 2011-52, Class NS, 6.50%, 4/16/41		15,296	2,851,243
			8,878,639

Mortgage-Backed Securities — 7.7%
Fannie Mae Mortgage-Backed Securities:
5.00%, 8/01/34 (e)		2,568	2,792,308
5.50%, 6/01/38 (e)		1,599	1,757,784
6.00%, 12/01/38 (e)		1,346	1,481,828
4.50%, 7/01/41 (e)		3,987	4,260,499
4.00%, 12/01/41 (e)		3,190	3,329,149
3.00%, 12/01/43 (l)		16,300	15,721,223

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities, 6.00%, 12/1/13 - 12/1/18	USD	332	$348,979
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		64	71,484
			29,763,254

Total US Government Sponsored Agency Securities — 13.5%			51,930,540

US Treasury Obligations
US Treasury Bonds:
8.13%, 8/15/21 (e)		1,550	2,202,817
6.25%, 8/15/23 (e)		5,085	6,670,488
3.50%, 2/15/39 (e)		330	318,192
4.25%, 5/15/39 (e)		6,045	6,599,441
4.38%, 5/15/40 (e)		6,375	7,089,198
4.75%, 2/15/41 (e)		1,630	1,919,833
4.38%, 5/15/41 (e)		800	888,500
3.13%, 11/15/41 (e)		9,930	8,783,393
3.13%, 2/15/42 (e)		6,268	5,533,466
3.00%, 5/15/42 (e)		2,730	2,345,239
3.13%, 2/15/43		2,337	2,049,183
US Treasury Notes:
2.25%, 7/31/18 (e)		495	517,778
1.75%, 5/15/22		156	147,420
Total US Treasury Obligations — 11.7%			45,064,948

Preferred Securities

Capital Trusts

Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50% (d)(g)		1,698	1,528,200
State Street Capital Trust IV, 1.25%, 6/01/77 (d)		70	54,005
			1,582,205

Commercial Banks — 0.9%
BNP Paribas SA, 7.20% (c)(d)(g)		1,000	1,036,250
BPCE SA, 12.50% (c)(d)(g)		800	1,040,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (d)		505	504,369
Wachovia Capital Trust III, 5.57% (d)(g)		1,025	953,865
			3,534,484

Diversified Financial Services — 0.9%
Capital One Financial Corp., 4.75%, 7/15/21		960	1,026,918

Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
General Electric Capital Corp., Series B, 6.25% (d)(g)	USD	900	$929,250
JPMorgan Chase & Co., Series Q, 5.15% (d)(g)		1,500	1,350,000
			3,306,168

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (c)(d)(g)		2,100	2,074,800

Insurance — 2.7%
The Allstate Corp., 6.50%, 5/15/67 (d)(e)		1,950	2,028,000
AXA SA, 6.46% (c)(d)(g)		1,025	1,042,937
Genworth Holdings, Inc., 6.15%, 11/15/66 (d)		1,150	1,023,500
Metlife Capital Trust IV, 7.88%, 12/15/67 (c)		640	731,200
MetLife, Inc., 6.40%, 12/15/66		3,500	3,587,500
Swiss Re Capital I LP, 6.85% (c)(d)(g)		1,060	1,123,600
XL Group PLC, Series E, 6.50% (d)(g)		815	798,700
			10,335,437

Total Capital Trusts — 5.4%			20,833,094

Preferred Stocks		Shares

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (d)		46,000	1,045,120

Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (d)		150,000	4,101,000

Total Preferred Stocks — 1.3%			5,146,120

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (d)		14,773	402,128
Total Preferred Securities – 6.8%			26,381,342

Total Long-Term Investments (Cost — $550,413,028) — 146.2%			563,687,262

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (m)(n)	5,416,074	$5,416,074

Total Short-Term Securities (Cost — $5,416,074) — 1.4%		5,416,074

Options Purchased (Cost — $838,948) — 0.2%		923,634

Total Investments Before Options Written (Cost — $556,668,050*) — 147.8%		570,026,970

Options Written (Premiums Received — $1,745,435) — (0.5)%		(1,753,150)

Total Investments, Net of Options Written (Cost — $554,922,615) — 147.3%		568,273,820
Liabilities in Excess of Other Assets — (47.3)%		(182,649,687)

Net Assets — 100.0%		$385,624,133

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$557,166,080
Gross unrealized appreciation	$25,969,649
Gross unrealized depreciation	(13,108,759)
Net unrealized appreciation	$12,860,890

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	All or a portion of security has been pledged as collateral for open reverse repurchase agreements.
(f)	Convertible security.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$618,555	$16,555
Barclays Capital, Inc.	$279,390	$1,390
Goldman Sachs & Co.	$377,880	$1,880
J.P. Morgan Securities LLC	$2,964,747	—

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	All or a portion of security has been pledged in connection with open financial futures contracts.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Securities (USA) LLC	$7,812,387	$(201,551)
JP Morgan Securities LLC	$3,954,418	$(62,301)
Morgan Stanley & Co. LLC	$3,954,418	$(35,074)

(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,335,491	80,583	5,416,074	$505

(n)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADS	American Depositary Shares
CLO	Collateralized Loan Obligation
EUR	Euro
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
GBP	British Pound
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
NYSE	New York Stock Exchange
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
USD	US Dollar

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.28%	1/15/13	Open	$3,529,338	$3,538,095
UBS Securities LLC	0.32%	1/15/13	Open	1,438,650	1,442,729
UBS Securities LLC	0.32%	1/15/13	Open	2,606,875	2,614,267
UBS Securities LLC	0.32%	1/15/13	Open	1,571,500	1,575,956
UBS Securities LLC	0.32%	1/15/13	Open	1,421,275	1,425,305
UBS Securities LLC	0.32%	1/15/13	Open	985,500	988,294
UBS Securities LLC	0.32%	1/15/13	Open	2,375,000	2,381,734
UBS Securities LLC	0.32%	1/15/13	Open	2,622,000	2,629,435
UBS Securities LLC	0.33%	1/15/13	Open	707,000	709,067
UBS Securities LLC	0.33%	1/15/13	Open	170,100	170,597
UBS Securities LLC	0.33%	1/15/13	Open	382,775	383,894

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.33%	1/15/13	Open	$1,223,250	$1,226,827
UBS Securities LLC	0.34%	1/15/13	Open	1,179,063	1,182,614
UBS Securities LLC	0.34%	1/15/13	Open	334,950	335,959
UBS Securities LLC	0.34%	1/15/13	Open	1,473,750	1,478,190
UBS Securities LLC	0.34%	1/15/13	Open	561,600	563,292
UBS Securities LLC	0.34%	1/15/13	Open	4,466,948	4,480,406
UBS Securities LLC	0.34%	1/15/13	Open	1,950,000	1,955,875
UBS Securities LLC	0.34%	1/15/13	Open	871,500	874,126
UBS Securities LLC	0.34%	1/15/13	Open	1,181,250	1,184,809
UBS Securities LLC	0.34%	1/15/13	Open	1,354,500	1,358,581
UBS Securities LLC	0.34%	1/15/13	Open	762,500	764,797
UBS Securities LLC	0.34%	1/15/13	Open	733,125	735,334
UBS Securities LLC	0.34%	1/15/13	Open	904,813	907,538
UBS Securities LLC	0.34%	1/15/13	Open	784,688	787,051
UBS Securities LLC	0.34%	1/15/13	Open	602,213	604,026
UBS Securities LLC	0.40%	1/15/13	Open	496,600	494,400
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	883,000	885,687
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	1,243,000	1,246,783
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,875,750	1,881,276
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,797,390	1,802,685
Deutsche Bank Securities, Inc.	0.07%	2/07/13	Open	2,194,388	2,195,629
Deutsche Bank Securities, Inc.	0.15%	2/07/13	Open	6,155,488	6,161,197
UBS Securities LLC	0.34%	2/07/13	Open	642,000	643,801
UBS Securities LLC	0.34%	2/07/13	Open	1,095,375	1,098,448
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	1,968,000	1,973,178
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	506,329
BNP Paribas Securities Corp.	0.11%	2/14/13	Open	9,942,402	9,949,232
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,022,711
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,269,000	2,274,915
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,111,891
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,888,646
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,318,703
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	879,000	881,135
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	983,000	985,388
Barclays Capital, Inc.	0.35%	4/02/13	Open	369,609	370,479
Barclays Capital, Inc.	0.35%	4/02/13	Open	280,250	280,909
Barclays Capital, Inc.	0.35%	4/02/13	Open	553,138	554,438
Barclays Capital, Inc.	0.35%	4/02/13	Open	480,938	482,069
Barclays Capital, Inc.	0.35%	4/02/13	Open	995,363	997,704
Barclays Capital, Inc.	0.35%	4/02/13	Open	544,531	545,811
Barclays Capital, Inc.	0.35%	4/02/13	Open	304,000	304,715
Barclays Capital, Inc.	0.35%	4/02/13	Open	5,725,080	5,738,550
Barclays Capital, Inc.	0.35%	4/02/13	Open	727,819	729,531
BNP Paribas Securities Corp.	0.09%	4/02/13	Open	2,719,763	2,721,119
BNP Paribas Securities Corp.	0.10%	4/02/13	Open	533,363	533,610
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.07%	4/02/13	Open	7,246,125	7,249,547
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.08%	4/02/13	Open	7,563,806	7,567,319
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.13%	4/02/13	Open	875,813	876,368
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.13%	4/02/13	Open	1,097,844	1,098,541
BNP Paribas Securities Corp.	0.12%	4/03/13	Open	851,538	852,089

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	$1,648,500	$1,652,363
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,437,844	3,445,899
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,020,500	2,025,234
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,700,969	1,704,954
UBS Securities LLC	0.32%	4/11/13	Open	1,630,000	1,633,390
UBS Securities LLC	0.40%	4/11/13	Open	4,055,063	4,065,606
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.07%	4/25/13	Open	8,430,938	8,432,922
BNP Paribas Securities Corp.	0.05%	4/29/13	Open	1,039,000	1,039,141
BNP Paribas Securities Corp.	0.11%	4/29/13	Open	377,850	377,931
BNP Paribas Securities Corp.	0.34%	5/24/13	Open	1,342,000	1,344,421
Barclays Capital, Inc.	0.60%	6/03/13	Open	3,258,750	3,268,526
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,334,398	3,339,585
BNP Paribas Securities Corp.	0.07%	6/24/13	Open	5,876,250	5,877,386
Deutsche Bank Securities, Inc.	0.34%	8/29/13	Open	1,850,000	1,851,625
Credit Suisse Securities (USA) LLC	0.10%	9/17/13	Open	2,199,063	2,199,498
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,569,000	3,571,090
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	2,294,000	2,295,422
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	871,000	871,540
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	1,529,000	1,529,948
Deutsche Bank Securities, Inc.	0.00%	10/03/13	Open	348,000	347,644
BNP Paribas Securities Corp.	0.35%	10/22/13	Open	4,540,900	4,542,622
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	2,125,413	2,126,219
Barclays Capital, Inc.	0.17%	11/12/13	12/11/13	13,239,000	13,240,125
Total				$177,035,974	$177,306,722

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(586)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	73,469,750	$(99,954)
221	Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	28,895,750	12,490
112	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	15,582,000	65,349
71	2-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	15,641,078	4,997
286	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	34,583,657	30,422
150	90-Day Euribor Future	NYSE Liffe	December 2014	USD	50,802,168	131,594
(197)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	49,077,625	(127,4940)

Total						$17,404

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	4,512,950	EUR	3,342,000	Barclays Bank PLC	1/22/14	$(28,260)
GBP	1,639,000	USD	2,603,940	Citibank N.A.	1/23/14	76,969
USD	10,626,477	GBP	6,584,000	Barclays Bank PLC	1/23/14	(142,959)
USD	161,425	GBP	100,000	Deutsche Bank AG	1/23/14	(2,144)
Total						$(96,394)

•	Over-the-counter interest rate swaptions purchased as of November 30, 2013 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value

1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	49,900	$35,474
1-Year Interest Rate Swap	Bank of America N.A.	Call	0.60%	Receive	3-month LIBOR	10/02/14	USD	49,900	125,754
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.10%	Pay	3-month LIBOR	2/22/16	USD	2,500	96,130
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	294,050
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	372,226
Total									$923,634

•	Over-the-counter interest rate swaptions written as of November 30, 2013 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value

5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	Pay	3-month LIBOR	4/08/14	USD	15,200	$(60,637)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	4/08/14	USD	15,200	(67,504)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,500	(161,467)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.35%	Pay	3-month LIBOR	7/11/14	USD	15,500	(31,871)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	6,200	(195,274)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	6,200	(193,900)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/14	USD	6,200	(192,411)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/14	USD	6,200	(196,498)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/14	USD	7,500	(133,388)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(210,421)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Over-the-counter interest rate swaptions written as of November 30, 2013 were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	$(309,779)
Total									$(1,753,150)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(74,856)
0.68%[1]	3-month LIBOR	Chicago Mercantile	2/03/14[2]	2/01/16	USD	20,800	(101,200)
1.16%[1]	3-month LIBOR	Chicago Mercantile	1/06/14[2]	2/28/18	USD	36,900	15,935
1.17%[1]	3-month LIBOR	Chicago Mercantile	1/06/14[2]	2/28/18	USD	500	(340)
1.47%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/08/18	USD	3,700	8,839
1.89%[3]	3-month LIBOR	Chicago Mercantile	2/03/14[2]	2/01/19	USD	8,500	126,741
2.81%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/23	USD	2,300	5,833
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/23	USD	6,000	23,424
4.27% [3]	3-month LIBOR	Chicago Mercantile	8/23/16[2]	8/23/26	USD	1,500	30,791
3.57%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/01/43	USD	5,500	194,050
3.76%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	2,300	(1,670)
3.72%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/43	USD	2,300	17,417
Total	$244,964

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward Interest rate swap
[3]	Trust pays the floating rate and receives the fixed rate.
BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Over-the-counter credit default swaps – buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation

Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(76,824)	$25,249	$(102,073)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(13,953)	76,809	(90,762)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(7)	12	(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(7)	12	(19)
Total						$(90,791)	$102,082	$(192,873)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation

MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	900	$13,456	$(41,532)	$54,988
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	10,914	(34,352)	45,266
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	275	4,111	(11,319)	15,430
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	7,475	(22,899)	30,374
MetLife, Inc.	1.00%	Credit Suisse AG	9/20/16	A-	USD	535	7,998	(27,531)	35,529
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	4,568	(13,237)	17,805
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	285	4,350	(13,748)	18,098
Total							$52,872	$(164,618)	$217,490

•	Over-the-counter interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
2.06%[3]	3-month LIBOR	Deutsche Bank AG	N/A	2/25/23	USD	3,400	$(178,399)	—	$(178,399)
2.11%[3]	3-month LIBOR	Goldman Sachs & Co.	N/A	3/14/23	USD	300	(14,691)	—	(14,691)
Total	$(193,090)	—	$(193,090)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[3]	Trust pays the floating rate and receives the fixed rate.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$146,200	$146,200
Asset-Backed Securities	—	$16,269,013	9,988,226	26,257,239
Corporate Bonds	—	325,601,588	6,331,625	331,933,213
Foreign Agency Obligations	—	3,105,572	—	3,105,572
Municipal Bonds	—	11,557,936	—	11,557,936
Non-Agency Mortgage-Backed Securities	—	67,310,272	—	67,310,272
US Government Sponsored Agency Securities	—	51,930,540	—	51,930,540
US Treasury Obligations	—	45,064,948	—	45,064,948
Preferred Securities	$5,146,120	21,235,222	—	26,381,342
Short-Term Securities	5,416,074	—	—	5,416,074
Options Purchased:
Interest Rate Contracts	—	923,634	—	923,634
Total	$10,562,194	$542,998,725	$16,466,051	$570,026,970

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$217,490	—	$217,490
Foreign currency exchange contracts	—	76,969	—	76,969
Interest rate contracts	$244,852	423,030	—	667,882
Liabilities:
Credit contracts	—	(192,873)	—	(192,873)
Foreign currency exchange contracts	—	(173,363)	—	(173,363)
Interest rate contracts	(227,448)	(2,124,306)	—	(2,351,754)
Total	$17,404	$(1,773,053)	—	$(1,755,649)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.
Certain of the Trust's assets and/or liabilities are held at carrying amount or face value including accrued interest, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$26,191	—	—	$26,191
Cash pledged as collateral for over-the-counter derivatives	1,200,000	—	—	1,200,000
Cash pledged as collateral for reverse repurchase agreements	5,211,000	—	—	5,211,000
Cash pledged for centrally cleared swaps	1,345,000	—	—	1,345,000
Cash pledged for financial futures contracts	596,000	—	—	596,000
Foreign currency at value	171,832	—	—	171,832
Liabilities:
Reverse repurchase agreements including accrued interest	—	$(177,306,722)	—	(177,306,722)
Total	$8,550,023	$(177,306,722)	—	$(168,756,699)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	22

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of August 31, 2013	$137,600	$10,951,144	$6,284,125	$17,372,869
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	(96,682)	—	(96,682)
Net realized gain (loss)	—	16,756	—	16,756
Net change in unrealized appreciation/depreciation[1]	8,600	69,558	47,500	125,658
Purchases	—	—	—	—
Sales	—	(952,550)	—	(952,550)
Closing Balance, as of November 30, 2013	$146,200	$9,988,226	$6,331,625	$16,466,051

[1]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $158,684.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2013	23

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 24, 2014